Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of useful lives of property and equipment
The estimated useful lives of property and equipment are as follows:

Buildings	15–30 years
Communications and fiber optic network	10–20 years
Computer equipment and software	2–5 years
Office and other equipment	2–5 years
Customer acquisition costs	31–36 months
Leasehold improvements	Shorter of estimated useful life or lease term

Schedule of interest expense and other, net
The following table presents the Company's interest expense and other, net, during the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Interest expense	$29,692	$74,949	$64,331
Interest income	(5,390)	(4,678)	(2,076)
Other, net	(893)	369	1,161
Interest expense and other, net	$23,409	$70,640	$63,416